Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities:
Net Income	$ 718,998	$ 535,199
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	294,251	272,273
Change in deferred taxes, net	64,934	53,336
(Gain) loss on sale of investments	(33,978)	(115)
(Gain) loss on sale of fixed assets	1,004	(818)
Stock Option Compensation Expense	12,949	14,631
Cash outflow from hedging	(14,074)	(58,581)
Investment gain	139,600
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(12,498)	(263,509)
Inventories, net	(64,821)	(120,325)
Prepaid expenses, other current and non-current assets	114,903	(78,091)
Accounts receivable, related parties	(101,405)	(2,164)
Accounts payable, related parties	82,647	6,108
Accounts payable, accrued expenses and other current and non-current liabilities	17,328	155,153
Income tax payable	(47,012)	(26,534)
Dividend income from equity method investees	38,334
Net cash provided by (used in) operating activities	931,960	486,563
Investing Activities:
Purchases of property, plant and equipment	(277,423)	(238,384)
Proceeds from sale of property, plant and equipment	3,664	8,088
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,748,179)	(1,122,458)
Proceeds from divestitures	228,206
Net cash (used in) provided by investing activities	(1,793,732)	(1,352,754)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	57,332	69,252
Repayments of short-term borrowings and other financial liabilities	(67,162)	(99,760)
Proceeds from short-term borrowings from related parties	38,907	146,494
Repayments of short-term borrowings from related parties	(13,743)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $123,140 in 2011 and $31,239 in 2010)	2,028,913	1,660,189
Repayments of long-term debt and capital lease obligations	(555,746)	(211,568)
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	(82,500)	130,000
Proceeds from exercise of stock options	22,748	31,741
Payment of dividends [N]	(271,733)	(280,649)
Distributions to noncontrolling interests	(79,334)	(61,735)
Contributions from noncontrolling interests	11,763	12,290
Net cash (used in) provided by financing activities	1,089,445	742,494
Effect of exchange rate changes on cash and cash equivalents	(7,587)	50,080
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	220,086	(73,617)
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	$ 677,378	$ 449,253